Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 98.3%
Aerospace & Defense — 2.5%
CACI International, Inc. - Class A (a)	99,250	$29,405,790

Agriculture Operations — 9.4%
Archer-Daniels-Midland Co.	698,077	55,608,814
Bunge, Ltd. (b)	384,006	36,680,253
Wilmar International, Ltd. (b)	5,398,431	17,094,050
		109,383,117
Fertilizer — 2.6%
Nutrien, Ltd. (d)	411,576	30,394,888

Global Exchanges — 13.8%
ASX, Ltd. (b)	700,630	30,510,527
Aurubis AG (b)	317,160	29,309,811
Deutsche Boerse AG (b)	217,653	42,434,331
Japan Exchange Group, Inc. (b)	481,463	7,302,074
Singapore Exchange, Ltd. (b)	4,045,477	28,601,770
TMX Group, Ltd. (b)	224,476	22,640,835
		160,799,348
Insurance Brokers — 3.3%
Marsh & McLennan Cos., Inc.	229,136	38,162,601

Investment Management & Advisory Services — 1.9%
Cohen & Steers, Inc.	209,331	13,388,810
Sprott, Inc. (b)(d)	224,028	8,159,100
		21,547,910
Medical Labs & Testing Services — 2.5%
Charles River Laboratories International, Inc. (a)	143,637	28,988,819

Medical, Biomedical & Genetics — 1.2%
Royalty Pharma PLC - Class A (b)	370,477	13,348,286

Metal, Diversified — 4.6%
Altius Minerals Corp. (b)	565,483	9,606,129
Glencore PLC (b)	7,552,550	43,385,817
		52,991,946
Metal, Iron — 4.0%
Deterra Royalties, Ltd. (b)	7,052,438	22,672,245
Labrador Iron Ore Royalty Corp. (b)	358,620	8,479,580
Mesabi Trust	593,450	14,943,071
		46,094,896
Oil Company, Exploration & Production — 21.8%
Permian Basin Royalty Trust	1,205,987	29,426,083
PrairieSky Royalty, Ltd. (b)	3,946,279	62,400,983
Sabine Royalty Trust	23,267	1,670,803
San Juan Basin Royalty Trust (d)	83,620	879,683
Sitio Royalties Corp. (d)	1,814,072	40,998,027
Texas Pacific Land Corp.	31,910	54,279,548
Topaz Energy Corp. (b)	584,859	8,258,511
Viper Energy Partners LP	1,963,542	54,979,176
		252,892,814
Pipelines — 3.0%
Cheniere Energy, Inc.	219,758	34,633,861

Precious Metals — 13.9%
Franco-Nevada Corp. (b)	346,644	50,540,695
Metalla Royalty & Streaming, Ltd. (a)(b)	390,000	2,180,100
Osisko Gold Royalties, Ltd. (b)(d)	1,988,604	31,459,715
Sandstorm Gold, Ltd. (b)	2,486,118	14,444,346
Wheaton Precious Metals Corp. (b)	1,296,197	62,424,848
		161,049,704
Private Equity — 2.5%
Brookfield Asset Management, Ltd. (b)	176,084	5,761,468
Brookfield Corp. (b)	703,973	22,942,480
		28,703,948
Real Estate Management & Services — 2.2%
CBRE Group, Inc. - Class A (a)	357,607	26,037,366

Real Estate Operators & Developers — 1.3%
The St. Joe Co.	355,375	14,787,154

Securities & Commodities Exchanges — 5.3%
CME Group, Inc.	95,075	18,208,764
Intercontinental Exchange, Inc.	417,416	43,532,315
		61,741,079
Timber — 2.6%
West Fraser Timber Co., Ltd. (b)	430,471	30,666,754
TOTAL COMMON STOCKS (Cost $1,179,645,474)		1,141,630,281

PARTNERSHIPS — 0.7%
Oil Company, Exploration & Production — 0.7%
Dorchester Minerals LP	264,614	8,015,158
TOTAL PARTNERSHIPS (Cost $2,426,190)		8,015,158

SHORT TERM INVESTMENTS — 1.0%
Deposit Accounts — 1.0%
U.S. Bank Money Market Deposit Account, 2.15% (c)	11,501,374	11,501,374
TOTAL SHORT TERM INVESTMENTS (Cost $11,501,374)		11,501,374

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.4%
U.S. Bank Money Market Deposit Account, 2.15% (c)	16,340,579	16,340,579
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,340,579)		16,340,579

TOTAL INVESTMENTS (Cost $1,209,913,617) — 101.4%		1,177,487,392
Other assets and liabilities, net — (1.4)%		(15,714,218)
NET ASSETS — 100.0%		$1,161,773,174

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven-day yield at period end.
(d)	All or a portion of this security is on loan as of March 31, 2023. The market value of securities out on loan is $16,033,922.

	COUNTRY	Percentage of Net Assets
	United States	45.6%
	Canada	29.3%	*
	Germany	6.2%
	Australia	4.6%
	Singapore	3.9%
	Jersey	3.7%
	Bermuda	3.2%
	Britain	1.2%
	Japan	0.6%
	Total Country	98.3%
	PARTNERSHIPS	0.7%
	SHORT-TERM INVESTMENTS	1.0%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	1.4%
	TOTAL INVESTMENTS	101.4%
	Other assets and liabilities, net	-1.4%
	NET ASSETS	100.0%

*	To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$1,141,630,281	$-	$-	$1,141,630,281
Partnerships*	8,015,158	-	-	8,015,158
Deposit Accounts	11,501,374	-	-	11,501,374
Investments Purchased With Proceeds From Securities Lending	16,340,579	-	-	16,340,579
Total Investments - Assets	$1,177,487,392	$-	$-	$1,177,487,392

* See the Schedule of Investments for industry classifications.